Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Actuarial loss relating to pension	$ (23.7)	$ (58.6)
Total accumulated other comprehensive loss	$ (23.7)	$ (58.6)
Income tax rate, related to actuarial loss related to pension	25.00%	27.00%
Other comprehensive (Income) loss, pension and other postretirement benefit plans, tax	$ 7.9	$ 21.7